SHORT-TERM LOANS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term Debt [Line Items]
Short term loans	¥ 397,576	$ 62,388	¥ 186,800
Variable rate basis	London InterBank Offered Rate
Short-term bank borrowings, one
Short-term Debt [Line Items]
Short term loans | $		$ 38,850
Basis spread on variable rate (as a percent)	3.00%
Short-term bank borrowings, two
Short-term Debt [Line Items]
Short term loans | ¥	¥ 150,000
Fixed interest rate (as a percent)	3.46%	3.46%	3.65%